UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE               August 02, 2010
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           66

Form 13F Information Table Value Total:                      $94,406
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    57375        4532      Y        X
AT&T                                       common stock   00206R102     1400          34      Y        X
Aerosonic Corporation                      common stock   008015307      500           1      Y        X
American Express Company                   common stock   025816109     1000          40      Y        X
Amgen, Inc.                                common stock   031162100    78079        4107      Y        X
Anadarko Petroleum Corporation             common stock   032511107       90           3      Y        X
Avon Products                              common stock   054303102   134850        3574      Y        X
BP PLC ADR                                 common stock   055622104   112378        3245      Y        X
Berkshire Hathaway Class B                 common stock   084670702    57973        4620      Y        X
Boeing Company                             common stock   097023105    65613        4117      Y        X
Briggs & Stratton Corporation              common stock   109043109     1000          17      Y        X
Bristol-Myers Squibb Company               common stock   110122108   204402        5098      Y        X
C S X Corporation                          common stock   126408103      300          15      Y        X
CVS Caremark Corporation                   common stock   126650100   145155        4256      Y        X
Caterpillar, Inc.                          common stock   149123101    94105        5653      Y        X
Chevron Corporation                        common stock   166764100     1594         108      Y        X
Cisco Systems, Inc.                        common stock   17275R102     1275          27      Y        X
Coca Cola Company                          common stock   191216100     1827          92      Y        X
Colgate Palmolive                          common stock   194162103      600          47      Y        X
ConocoPhillips                             common stock   20825C104      332          16      Y        X
Costco Wholesale Corporation               common stock   22160K105      900          49      Y        X
Cryo-Cell International, Inc.              common stock   228895108      500           1      Y        X
Devon Energy Corporation                   common stock   25179M103    66002        4021      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          32      Y        X
Emerson Electric                           common stock   291011104     1400          61      Y        X
Exxon Mobil Corporation                    common stock   30231G102      735          42      Y        X
General Electric Company                   common stock   369604103   141546        2041      Y        X
Home Depot, Inc.                           common stock   437076102      140           4      Y        X
Honda Motor Company                        common stock   438128308   130850        3762      Y        X
Intel Corporation                          common stock   458140100      200           4      Y        X
JP Morgan Chase                            common stock   46625H100      600          22      Y        X
Johnson & Johnson                          common stock   478160104    72649        4291      Y        X
Kimberly-Clark Corporation                 common stock   494368103    74681        4528      Y        X
Level 3 Communications                     common stock   52729N100     2120           2      Y        X
McDonald's Corporation                     common stock   580135101    42850        2823      Y        X
Medtronic, Inc.                            common stock   585055106      600          22      Y        X
Microsoft Corporation                      common stock   594918104   219296        5046      Y        X
Nisource, Inc. Holding Company             common stock   65473P105      500           7      Y        X
Oracle Corporation                         common stock   68389X105     1733          37      Y        X
Pepsico, Inc.                              common stock   713448108      500          30      Y        X
Pfizer, Inc.                               common stock   717081103   174499        2488      Y        X
Phillip Morris International, Inc.         common stock   718172109      100           5      Y        X
PowerShares Water Resources Portfolio      common stock   73935X575   227425        3425      Y        X
PowerShares QQQ Trust Series 1             common stock   73935A104      100           4      Y        X
Procter & Gamble                           common stock   742718109     1850         111      Y        X
Progress Energy, Inc.                      common stock   743263105     1000          39      Y        X
Royal Dutch Shell ADR                      common stock   780259206      175           9      Y        X
SPDR Gold Trust                            common stock   78463V107     2200         268      Y        X
Schlumberger Limited                       common stock   806857108      150           8      Y        X
Service Corporation International          common stock   817565104     1000           7      Y        X
Smith International, Inc.                  common stock   832110100      900          34      Y        X
Sypris Solutions, Inc.                     common stock   871655106      500           2      Y        X
TD Ameritrade Holding Corporation          common stock   87236Y108      150           2      Y        X
Target Corporation                         common stock   87612E106      500          25      Y        X
Teco Energy, Inc.                          common stock   872375100     3000          45      Y        X
The Bank of New York Mellon Corporation    common stock   064058100    88991        2197      Y        X
The Southern Company                       common stock   842587107     1850          62      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   180681        2560      Y        X
U.S. Bancorp                               common stock   902973304   105306        2354      Y        X
Valero Energy Corporation                  common stock   91913Y100   100837        1813      Y        X
Verizon Communications                     common stock   92343V104   152625        4277      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    95222        4577      Y        X
Walgreen Company                           common stock   931422109     1700          45      Y        X
Walt Disney Company                        common stock   254687106     1000          32      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    66413        3590      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X